SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

13. SEGMENTED INFORMATION

The Company operates in 2 reportable segments. The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2025

Expressed in Canadian Dollars (unaudited)

13. SEGMENTED INFORMATION (CONT’D)

June 30, 2025	Drones	Corporate	Total
Sales of goods	$3,443,396	$-	$3,443,396
Provision of services	219,574	-	219,574
Total revenue	3,662,970	-	3,662,970
Segment loss (income)	4,301,973	3,704,091	8,006,064
Finance and other costs	44,494	-	44,494
Depreciation	142,374	6,090	148,464
Amortization	4,514	-	4,514
Change in fair value of derivative liability	-	(22,489)	(22,489)
Loss on write-off of notes receivable	-	34,185	34,185
Loss on write down of inventory	(28,246)	-	(28,246)
Net loss for the period	$4,465,109	$3,721,877	$8,186,986

June 30, 2024	Drones	Corporate	Total
Sales of goods	$2,625,298	$-	$2,625,298
Provision of services	437,273	-	437,273
Total revenue	3,062,571	-	3,062,571
Segment loss (income)	2,866,980	6,392,802	9,259,782
Finance and other costs	46,805	-	46,805
Depreciation	276,655	8,026	284,681
Amortization	5,643	-	5,643
Change in fair value of derivative liability	-	(786,825)	(786,825)
Loss on write-off of notes receivable	-	10,861	10,861
Loss on write down of inventory	134,410	-	134,410
Net loss for the period	$3,330,493	$5,624,864	$8,955,357

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	June 30, 2025	December 31, 2024
Non-current assets
Canada	$850,907	$1,117,513
	$850,907	$1,117,513

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Revenue
Canada	$2,111,751	$1,726,160	$3,655,834	$3,053,493
United States	3,504	6,830	7,136	9,078
	$2,115,255	$1,732,990	$3,662,970	$3,062,571